Subsequent Events (Details Textual) - USD ($)												1 Months Ended																															9 Months Ended	12 Months Ended
	Mar. 08, 2016	Feb. 02, 2016	Dec. 08, 2015	Oct. 06, 2015	Nov. 13, 2014	Sep. 09, 2014	Sep. 08, 2014	Aug. 13, 2014	May. 15, 2014	Apr. 07, 2014	Aug. 12, 2013	May. 18, 2016	May. 17, 2016	Apr. 26, 2016	Jan. 31, 2016	Dec. 23, 2015	Sep. 30, 2015	Sep. 22, 2015	Sep. 02, 2015	Jul. 31, 2015	Jul. 20, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 17, 2015	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Sep. 17, 2014	Aug. 31, 2014	Jul. 28, 2014	Jul. 22, 2014	Jan. 23, 2014	Dec. 23, 2013	Dec. 17, 2013	Nov. 30, 2013	Oct. 31, 2013	Oct. 25, 2013	Oct. 21, 2013	Sep. 18, 2013	Aug. 28, 2013	May. 30, 2013	Apr. 16, 2013	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services	$ 32,775	$ 57,750								$ 15,049	$ 15,000									$ 5,840		$ 8,994	$ 141,130		$ 19,720	$ 91,258			$ 44,723			$ 20,651	$ 21,750		$ 66,500	$ 15,750	$ 13,382	$ 9,036	$ 22,500	$ 35,000			$ 1,215,719	$ 311,665	$ 213,967
Stock Issued During Period, Shares, Issued for Services	3,582	5,500								3,762	3,750									800		1,232	20,900		5,000	24,015			7,846			3,333	3,750		12,500	3,750	3,346	2,259	3,750	5,000
Deferred Revenue, Additions				$ 618,000												$ 715,500		$ 1,600,000												$ 111,470	$ 3,000,000												$ 1,000,000
Percentage Interest In Asset			0.75%	0.824%	2.06723%	0.98%	0.88891%	0.84469%	1.50%							0.954%		2.1333%			0.50%			1.97609%			0.98%	1.00%		0.22294%	6.00%			0.50%							1.50%	6.00%	1.50%
Proceeds from (Payments for) Other Financing Activities			$ 500,000		$ 1,033,614	$ 500,000	$ 444,530	$ 422,344	$ 300,000												$ 250,000			$ 988,043			$ 500,000	$ 500,000						$ 250,000							$ 150,000	$ 600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																											1,437,500	195,000
Consultant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other																																												10,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services																			$ 50,000
Stock Issued During Period, Shares, Issued for Services																			10,000
Deferred Revenue, Additions												$ 266,500						$ 1,600,000
Percentage Interest In Asset				0.824%								0.355%						2.1333%	1.00%
Proceeds from (Payments for) Other Financing Activities				$ 618,000															$ 535,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross													70,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price													$ 10.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term													5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights													The options vest as follows: 23,334 vest upon the uplisting of the Company to the NASDAQ Stock Market; 23,334 vest upon the cumulative funding of the Company of or in excess of $5,000,000 by institutional investors; and 23,332 vest upon the first submission of a new drug application to the FDA.
Subsequent Event [Member] | Licensing Agreements [Member]
Subsequent Event [Line Items]
Royalty Term Description														During the “Royalty Term” (as defined in Exhibit 1 to the Restated Agreement), the Company shall pay Aegis royalties (the “Royalties”) on annual net sales of (i) pharmaceutical formulations containing the Compound as an active ingredient and (ii) Aegis’s proprietary chemically synthesizable excipient(s), including without limitation the Intravail® excipients ((i) and (ii) together, the “Products”), ranging from (A) low single digits for Products with an aggregate annual “Net Sales” (as defined in Exhibit 1 to the Letter Agreement) during a calendar year of $50 million or less to (B) mid-single digits for Products with Net Sales of greater than $1 billion. Such Royalties are subject to reduction as provided in Exhibit 1 to the Restated Agreement but shall not be reduced by more than 50% of the regularly scheduled royalty payment.
Subsequent Event [Member] | Aegis Therapeutics, LLC [Member]
Subsequent Event [Line Items]
Stock to Be Issued				75,000
Stock Issued During Period, Shares, Other				13,697
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Proceeds from (Payments for) Other Financing Activities																	$ 151,191
Related Party Transaction, Rate															10.00%		6.00%
Related Party Transaction Penalty Rate															4.00%